Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Cash Flows [Abstract]
Net income	$ 17,140	$ 22,251	$ 22,296
Depreciation and amortization	4,897	4,519	3,703
Financial expense (income), net	672	(197)	(1,082)
Cost of share-based payment	977	1,163	948
Taxes on income	1,425	730	(1,955)
(Gain) loss from sale of property and equipment	(7)	(2)	55
Change in employee benefit liabilities, net	201	94	(16)
Adjustments to the profit or loss items	8,165	6,307	1,653
Decrease in trade receivables, net	1,332	5,117	2,311
Decrease (increase) in other accounts receivables	115	(214)	(1,336)
Increase (decrease) in inventories	1,157	(13,857)	(8,246)
Increase (decrease) in deferred expenses	(3,085)	399	235
(Decrease) increase in trade payables	(9,560)	6,259	(1,116)
Increase (decrease) in other accounts payables	1,736	863	(658)
Increase (decrease) in deferred revenues	1,204	(283)	(5,256)
Total Changes in asset and liability	(7,101)	(1,716)	(14,066)
Interest paid	(209)	(243)	(54)
Interest received	1,211	1,106	739
Taxes paid	(101)	(134)	(22)
Cash received (paid) during the year	901	729	663
Net cash provided by operating activities	19,105	27,571	10,546
Investment in short term investments, net	(7,646)	1,727	(2,322)
Purchase of property and equipment and intangible assets	(5,488)	(2,300)	(2,884)
Proceeds from sale of property and equipment	7	9	30
Net cash used in investing activities	(13,127)	(564)	(5,176)
Proceeds from exercise of share base payments	64	16	9
Proceeds from issuance of ordinary shares, net	24,895
Repayment of lease liabilities	(1,103)	(1,070)	(136)
Repayment of long-term loans	(492)	(476)	(460)
Net cash provided by (used in) financing activities	23,364	(1,530)	(587)
Exchange differences on balances of cash and cash equivalent	(1,807)	(908)	629
Increase in cash and cash equivalents	27,535	24,569	5,412
Cash and cash equivalents at the beginning of the year	42,662	18,093	12,681
Cash and cash equivalents at the end of the year	70,197	42,662	18,093
Right-of-use asset recognized with corresponding lease liability	539	5,035
Purchase of property and equipment	$ 722	$ 992	$ 720